Statements of Cash Flows - Changes in Assets and Liabilities from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Adjustments to reconcile profit (loss) [abstract]
Accounts receivable - trade	₩ (211,712)	₩ 175,841	₩ 46,144
Accounts receivable - other	48,399	319,913	(159,960)
Accrued income	151		14
Advanced payments	(12,204)	13,393	(1,269)
Prepaid expenses	(660,891)	(3,597)	(28,362)
Inventories	115,893	(13,429)	(17,958)
Long-term accounts receivable - other	(56,216)	11,064	(137,979)
Guarantee deposits	6,392	(258)	14,696
Contract assets	(68,805)	9,161
Accounts payable - trade	(23,607)	(58,487)	(26,151)
Accounts payable - other	167,595	(271,128)	134,542
Advanced receipts			(13,470)
Contract liabilities	33,574	11,328
Withholdings	(31,545)	129,492	(13,041)
Deposits received	(3,112)	(333)	(4,916)
Accrued expenses	117,367	(102,246)	116,065
Unearned revenue			(339)
Provisions	(37,134)	(4,298)	(20,488)
Long-term provisions	(1,699)	1,193	(2,449)
Plan assets	(130,790)	(123,075)	(95,828)
Retirement benefit payment	(84,098)	(63,957)	(60,883)
Others	(3,893)	(4,628)	10,164
Changes in assets and liabilities from operating activities	₩ (836,335)	₩ 25,949	₩ (261,468)